REPORTABLE SEGMENTS AND GEOGAPHIC INFORMATION (Schedule of Long-Lived Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Long-lived assets:
Long-lived assets	$ 3,986	$ 4,229
Israel [Member]
Long-lived assets:
Long-lived assets	1,131	1,348
United States [Member]
Long-lived assets:
Long-lived assets	2,850	2,876
Other [Member]
Long-lived assets:
Long-lived assets	$ 5	$ 5